Subsequent Events (Details) - USD ($)		3 Months Ended
	May 16, 2025	Mar. 31, 2025	Jun. 09, 2025	Jun. 08, 2025	May 28, 2025	Apr. 17, 2025	Dec. 31, 2024	Oct. 25, 2024	Mar. 13, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Par value (in Dollars per share)								$ 0.0001
Parent stock price (in Dollars per share)									$ 6.97
Total Merger Consideration	$ 10,000,000	$ 13,000,000
Percentage of net cash		50.00%
Net cash		$ 16,000,000						$ 4,000,000
Accounts receivable		$ 4,703,905					$ 1,165,336			$ 862,580
Forecast [Member]
Subsequent Event [Line Items]
Outstanding amout			$ 734,140	$ 3,113,019
Accounts receivable						$ 2,306,096
Subsequent Event [Member] | Heliogen [Member]
Subsequent Event [Line Items]
Diluted Shares (in Shares)	6,616,949
Parent stock price (in Dollars per share)	$ 1.5859
Percentage of net cash	50.00%
Net cash	$ 10,000,000
Common Stock [Member] | Subsequent Event [Member] | Heliogen [Member]
Subsequent Event [Line Items]
Par value (in Dollars per share)					$ 0.0001
Class A Common Stock [Member]
Subsequent Event [Line Items]
Par value (in Dollars per share)		$ 0.0001					$ 0.0001			$ 0.0001
Class A Common Stock [Member] | Subsequent Event [Member] | Zeo Energy [Member]
Subsequent Event [Line Items]
Par value (in Dollars per share)					$ 0.0001